Leisure Fund Investment Objectives and Goals - Investor Class and Class H [Member] - Leisure Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Leisure Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Leisure Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).